Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 42,957	$ 38,701		$ 23,039
Restricted cash		13,701
Accounts receivable, net	93,432	93,332		83,602
Inventories, net	91,364	81,927		78,174
Prepaid expenses	6,213	5,108		5,771
Other current assets	14,368	15,192		25,828
Total current assets	248,334	247,961		216,414
Property and equipment, net	338,258	361,270		385,549
Goodwill	63,050	60,958		72,304
Intangible assets	23,819	12,958		12,091
Other assets	16,549	16,996		7,153
Total assets	690,010	700,143		693,511
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable		184		49,801
Accounts payable	33,474	41,686		32,124
Accrued expenses	56,183	47,677		46,264
Current maturities of long-term debt	5,325	12,794		1,826
Long-term debt classified as current				583,564
Total current liabilities	94,982	102,341		713,579
Long-term debt, net of current maturities	470,031	468,383		4,930
Deferred and long-term taxes	29,391	28,506		16,147
Pension, other post-retirement and post-employment obligations	67,942	69,646		70,652
Other long-term liabilities	12,609	12,532		7,860
Commitments and contingencies
Stockholders' equity
Preferred stock
Common stock	15	15	[1]	2	[1]
Stock warrants	13,532	13,560
Paid-in capital	412,332	411,531		222,366
Accumulated deficit	(398,236)	(403,994)		(330,908)
Accumulated other comprehensive loss	(12,588)	(2,377)		(11,117)
Total stockholders' equity (deficit)	15,055	18,735		(119,657)
Total liabilities and stockholders' equity (deficit)	$ 690,010	$ 700,143		$ 693,511

[1]	Retroactively adjusted for the effective 20-to-1 reverse stock split and change in par value from $.01 to $.001 on May 25, 2010